9869036.1
                                                                               5

9869036.1

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2005
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Wooster Capital Management, LP
           --------------------------------------------------
Address:    65 East 55th Street, 21st Floor
           --------------------------------------------------
             New York, NY 10022
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-11124
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       David Steinhardt
           --------------------------------------------------
Title:       Managing Partner
           --------------------------------------------------
Phone:       212-610-2101
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ David Steinhardt                 New York, NY          05/13/2005
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        40
                                               -------------

Form 13F Information Table Value Total:        $254,120
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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


---------------------------- ------------- ------------ ---------- --------- ---- ------ ---------- ------  --------------------
                                                                                                    OTHER      VOTING AUTHORITY
      NAME OF                   TITLE                     VALUE    SHRS OR   SH/   PUT/  INVESTMENT MANA-
      ISSUER                   OF CLASS       CUSIP     (X $1000)  PRN AMT   PRN   CALL  DISCRETION GERS    SOLE    SHARED  NONE
--------------------------- -------------- ------------ ---------- --------- ----- ------ ---------- ------ ------- ------- -----

AVAYA INC                         COM       053499109     7,008     600,000    SH             SOLE          600,000
BEARINGPOINT INC                  COM       074002106     4,385     500,000    SH             SOLE          500,000
BEAZER HOMES USA INC              COM       07556Q105     8,726     175,000    SH             SOLE          175,000
BENIHANA INC                      COM       082047101       15       1,000     SH             SOLE           1,000
CABLEVISION SYS CORP        CL A NY CABLVS  12686C109     7,013     250,000    SH             SOLE          250,000
COMSTOCK RES INC                  COM       205768203     4,805     167,200    SH             SOLE          167,200
CROWN HOLDINGS INC                COM       228368106     6,404     411,600    SH             SOLE          411,600
DRS TECHNOLOGIES INC              COM       23330X100     6,324     148,800    SH             SOLE          148,800
EDO CORP                          COM       281347104     6,842     227,700    SH             SOLE          227,700
FIRST REP BK SAN FRANCISCO        COM       336158100     2,224     68,700     SH             SOLE           68,700
HEXCEL CORP NEW                   COM       428291108     4,270     275,300    SH             SOLE          275,300
HILTON HOTELS CORP                COM       432848109     3,353     150,000    SH             SOLE          150,000
HUNTSMAN CORP                     COM       447011107     7,579     325,000    SH             SOLE          325,000
KERR MCGEE CORP                   COM       492386107     7,833     100,000    SH             SOLE          100,000
KEY ENERGY SVCS INC               COM       492914106     3,670     320,000    SH             SOLE          320,000
LOCKHEED MARTIN CORP              COM       539830109     9,794     160,400    SH             SOLE          160,400
LOEWS CORP                        COM       540424108     11,715    159,300    SH             SOLE          159,300
MACQUARIE INFRASTRUCTURE CO   SH BEN INT    55607X108     8,294     296,200    SH             SOLE          296,200
MORGAN STANLEY                  COM NEW     617446448     11,450    200,000    SH             SOLE          200,000
NRG ENERGY INC                  COM NEW     629377508     15,368    450,000    SH             SOLE          450,000
NEIMAN MARCUS GROUP INC          CL A       640204202     5,491     60,000     SH             SOLE           60,000
ORBITAL SCIENCES CORP             COM       685564106     2,565     265,000    SH             SOLE          265,000
PLAINS EXPL & PRODTN CO           COM       726505100     3,490     100,000    SH             SOLE          100,000
POLO RALPH LAUREN CORP           CL A       731572103     9,607     247,600    SH             SOLE          247,600
PRIMEDIA INC                      COM       74157K101     2,698     620,200    SH             SOLE          620,200
RANGE RES CORP                    COM       75281A109     11,680    500,000    SH             SOLE          500,000
RAYTHEON CO                     COM NEW     755111507     5,805     150,000    SH             SOLE          150,000
REGAL ENTMT GROUP                CL A       758766109     9,487     451,100    SH             SOLE          451,100
RELIANT ENERGY INC                COM       75952B105     7,052     619,700    SH             SOLE          619,700
RITE AID CORP                     COM       767754104     1,980     500,000    SH             SOLE          500,000
SBC COMMUNICATIONS INC            COM       78387G103     11,857    500,500    SH             SOLE          500,500
SIEBEL SYS INC                    COM       826170102     4,565     500,000    SH             SOLE          500,000
SIERRA HEALTH SVCS INC            COM       826322109     9,576     150,000    SH             SOLE          150,000
SOURCECORP                        COM       836167106     3,041     151,000    SH             SOLE          151,000
TRINITY INDS INC                  COM       896522109     5,634     200,000    SH             SOLE          200,000
UNOCAL CORP                       COM       915289102     10,796    175,000    SH             SOLE          175,000
YORK INTL CORP NEW                COM       986670107     5,877     150,000    SH             SOLE          150,000
AXIS CAPITAL HOLDING              SHS       G0692U109     2,609     96,500     SH             SOLE           96,500
GOLAR LNG LTD BERMUDA             SHS       G9456A100      816      64,000     SH             SOLE           64,000
GENERAL MARITIME CORP             SHS       Y2692M103     2,422     50,000     SH             SOLE           50,000

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